UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

                 QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number     811-2168


                            ACTIVA MUTUAL FUND TRUST
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                         2905 Lucerne Dr. SE, Suite 200
                        Grand Rapids, Michigan 49546-7116
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


     Allan D. Engel, President, Secretary, and Treasurer Activa Mutual Fund
                          2905 Lucerne Dr SE, Suite 200
                        Grand Rapids, Michigan 49546-7116
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (616) 787-6288

Date of fiscal year end: 12/31
                         -----

Date of reporting period: 03/31/06
                          --------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

ACTIVA Schedule of Investments
INTERMEDIATE BOND FUND - 3/31/06 (Unaudited)

                                                                                    % OF     SHARES OR
SECURITY DESCRIPTION                                                            INVESTMENTS  PAR VALUE          VALUE
--------------------                                                            -----------  ---------          -----
U.S. TREASURY NOTES                                                                 0.9%
      U.S. TREASURY NOTES, 3.125%, 01/31/07                                                    770,000        $759,412
                                                                                                          -------------

U.S. TREASURY BONDS 6.9%
      U.S. TREASURY BONDS, 6.25%, 8/15/23                                                    3,053,000       3,463,476
      U.S. TREASURY INFLATION INDEX BOND (TIP), 3.875%, 4/15/29                                456,000         706,126
      U.S. TREASURY INFLATION INDEX BOND (TIP), 3.875%, 01/15/09                               690,000         873,743
      U.S. TREASURY INFLATION INDEX BOND (TIP), 2.00%, 01/15/14                                815,000         853,885
                                                                                                          -------------
                                                                                                             5,897,230
                                                                                                          -------------

U.S. TREASURY STRIPS - PRINCIPAL ONLY                                               1.5%
      STRIP PRINC., 5/15/18                                                                    791,000         432,250
      STRIP PRINC., 08/15/25                                                                 2,325,000         873,386
                                                                                                          -------------
                                                                                                             1,305,636
                                                                                                          -------------

FEDERAL HOME LOAN MORTGAGE                                                         19.2%
      FREDDIE MAC GOLD, 5.50%, 12/1/32                                                         447,577         438,173
      FREDDIE MAC, 5.00%, 12/01/35                                                           1,098,495       1,045,784
      FREDDIE MAC, 4.50%, 04/01/35                                                             713,526         659,898
      FEDERAL GOVT. LOAN MANAGEMENT CORP., 5.50%, 02/01/36                                     873,301         853,196
      FEDERAL GOVT. LOAN MORTGAGE CORP. PL G18010, 5.50%, 09/01/19                             743,936         739,355
      FREDDIE MAC, 8.00%, 3/1/30                                                               207,701         221,202
      FEDERAL GOVT. LOAN MORTGAGE CORP. PL B19064, 4.50%, 04/01/20                           1,572,523       1,501,861
      FREDDIE MAC, 5.00%, 07/01/34                                                           1,382,271       1,318,051
      FREDDIE MAC, 5.50%, 05/01/35                                                           2,371,467       2,316,870
      FEDERAL GOVT. LOAN MORTGAGE CORP., 5.00%, 09/01/35                                     1,776,838       1,691,577
      FEDERAL HOME LOAN MORTGAGE CORP., 5.00%, 7/15/14                                       1,675,000       1,656,156
      FREDDIE MAC, 5.50%, 5/15/28                                                            1,516,000       1,518,343
      FREDDIE MAC, 5.00%, 4/15/18                                                            1,137,000       1,104,489
      FREDDIE MAC, 4.50%, 4/15/26                                                            1,262,000       1,232,349
                                                                                                          -------------
                                                                                                            16,297,304
                                                                                                          -------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION                                              24.0%
      FANNIE MAE, 6.50%, 9/1/29                                                                100,710         103,290
      FNMA PL 255630, 5.00%, 2/1/35                                                          1,581,854       1,509,004
      FANNIE MAE, 4.50%, 9/1/18                                                              1,418,775       1,359,790
      FANNIE MAE, 5.00%, 12/1/33                                                             1,026,385         980,216
      FANNIE MAE, 6.00%, 1/1/29                                                                161,520         161,974
      FANNIE MAE, 6.50%, 3/1/29                                                                 72,931          74,799
      FANNIE MAE, 6.50%, 3/1/29                                                                185,774         190,534
      FANNIE MAE, 6.50%, 7/1/32                                                              1,013,864       1,036,901
      FANNIE MAE, 6.50%, 9/1/18                                                                706,498         723,620
      FANNIE MAE, 6.50%, 5/1/32                                                                444,627         454,729
      FANNIE MAE, 5.50%, 2/1/33                                                                436,474         427,038
      FANNIE MAE, 5.50%, 4/1/33                                                                332,528         325,340
      FANNIE MAE, 4.50%, 8/1/19                                                              1,364,348       1,306,163
      FANNIE MAE, 4.50%, 9/1/34                                                                815,752         754,876
      FANNIE MAE, 5.00%, 8/1/33                                                                350,864         335,082
      FANNIE MAE, 7.00%, 5/1/35                                                                375,442         386,808
      FANNIE MAE, 5.00%, 6/01/34                                                               347,030         331,074
      FANNIE MAE, 5.00%, 8/01/19                                                               827,647         807,877
      FANNIE MAE, 6.00%, 10/1/34                                                             2,001,331       2,002,799
      FANNIE MAE PL 807595, 4.50%, 12/01/34                                                    591,105         546,993
      FNCL, 6.00%, 01/01/36                                                                  2,601,637       2,602,449
      FNCL, 5.00%, 11/01/35                                                                    922,405         878,495
      FNCL, 5.50%, 01/01/36                                                                  1,738,684       1,697,934
      FANNIE MAE, 5.50%, 02/01/36                                                            1,479,769       1,445,312
                                                                                                          -------------
                                                                                                            20,443,097
                                                                                                          -------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION                                            2.9%
      GOVERNMENT NATIONAL MORTGAGE ASSOC., 7.00%, 11/15/31                                     150,164         156,660
      GOVERNMENT NATIONAL MORTGAGE ASSOC., 7.00%, 12/15/28                                      61,707          64,366

                                                                                    % OF     SHARES OR
SECURITY DESCRIPTION                                                            INVESTMENTS  PAR VALUE          VALUE
--------------------                                                            -----------  ---------          -----
      GOVERNMENT NATIONAL MORTGAGE ASSOC., 7.00%, 9/15/29                                       20,346          21,230
      GOVERNMENT NATIONAL SINGLE FAMILY, 7.00%, 12/15/29                                       248,155         258,893
      GOVERNMENT NATIONAL MORTGAGE ASSOC., 4.50%, 4/15/18                                      884,830         855,451
      GOVERNMENT NATIONAL SINGLE FAMILY, 7.00%, 09/15/34                                       174,852         182,393
      GOVERNMENT NATIONAL MORTGAGE ASSOC., 3.407%, 7/16/21                                   1,007,000         965,783
                                                                                                          -------------
                                                                                                             2,504,776
                                                                                                          -------------

CORPORATE BONDS - 34.4%
AUTOMOTIVE                                                                          1.0%
      DAIMLERCHRYSLER, 7.20%, 9/1/09                                                           391,000         408,595
      JOHNSON CONTROLS, INC., 5.25%, 01/15/11                                                  450,000         442,977
                                                                                                          -------------
                                                                                                               851,572
                                                                                                          -------------

BANKING                                                                             3.0%
      CHASE CAPITAL I, 7.67%, 12/01/26                                                         520,000         545,540
      NB CAPITAL TRUST IV, 8.25%, 04/15/27                                                     837,000         889,540
      NATIONAL WESTMINSTER BANK, 7.375%, 10/1/09                                               633,000         675,052
      USA INTERACTIVE, 7.00%, 01/15/13                                                         403,000         413,341
                                                                                                          -------------
                                                                                                             2,523,473
                                                                                                          -------------

BANKING AND FINANCIAL SERVICES                                                      8.8%
      AMERICAN GENERAL FINANCE, 4.50%, 11/15/07                                                907,000         897,360
      CAPITAL ONE BANK, 6.50%, 6/13/13                                                         504,000         525,201
      FIRST DATA CORP., 4.70%, 11/01/06                                                        883,000         880,524
      GOLDMAN SACHS CAPITAL I, 6.345%, 2/15/34                                                 456,000         453,664
      INTERNATIONAL LEASE FIN., 5.875%, 5/1/13                                                 758,000         763,547
      JP MORGAN CHASE, 5.247%, 1/12/43                                                         745,000         739,594
      MELLON CAP II, 7.995%, 1/15/27                                                           745,000         786,193
      MERRILL LYNCH MORTGAGE TRUST, 4.218%, 5/12/43                                            894,317         874,265
      PNC FUNDING CORP., 5.125%, 12/14/10                                                      670,000         662,375
      RESIDENTIAL CAPITAL CORP., 6.375%, 06/30/10                                              423,000         426,701
      RESONA PFD GLOBAL SECS., 7.191%, 12/29/49                                                430,000         449,419
                                                                                                          -------------
                                                                                                             7,458,843
                                                                                                          -------------

DEFENSE                                                                             0.5%
      UNITED TECHNOLOGIES CORPORATION, 5.40%, 5/01/35                                          442,000         418,118
                                                                                                          -------------

ELECTRIC UTILITY                                                                    4.1%
      ALABAMA POWER CO., 5.60%, 3/15/33                                                        446,000         426,476
      AMERICA MOVIL SA DE CV, 5.50%, 3/1/14                                                    456,000         438,167
      AMERICAN ELECTRIC POWER, 5.375%, 3/15/10                                                 445,000         441,623
      PACIFIC GAS & ELEC., 6.05%, 3/01/34                                                      428,000         420,223
      PECO ENERGY TRANSITION TRUST, 6.52%, 12/31/10                                          1,707,000       1,784,188
                                                                                                          -------------
                                                                                                             3,510,677
                                                                                                          -------------

ENERGY                                                                              1.1%
      FIRSTENERGY CORP., 6.45%, 11/15/11                                                       430,000         445,457
      XTO ENERGY, INC., 5.30%, 6/30/15                                                         485,000         468,642
                                                                                                          -------------
                                                                                                               914,099
                                                                                                          -------------

FINANCIAL SERVICES                                                                  6.8%
      AMBAC FINANCIAL GROUP, INC., 5.95%, 12/05/35                                             445,000         430,822
      CITIGROUP/DEUTSCHE BANK COMM. MORTAGE, 5.23%, 09/15/20                                   895,000         889,497
      CIT GROUP, INC., 5.00%, 11/24/08                                                         445,000         441,020
      CATERPILLAR FINANCIAL SERVICES CORP., 5.05%, 12/01/10                                    670,000         660,913
      GENERAL ELECTRIC CAPITAL CORP., 5.00%, 01/08/16                                          347,000         333,232
      HOUSEHOLD FINANCE, 6.40%, 6/17/08                                                        580,000         593,002
      LEHMAN BROTHERS HOLDINGS, 4.25%, 01/27/10                                                705,000         675,702
      MORGAN STANLEY CAPITAL, 4.517%, 1/14/42                                                  811,937         798,302
      SOVRISC BV, 4.63%, 10/31/08                                                              930,000         918,575
                                                                                                          -------------
                                                                                                             5,741,065
                                                                                                          -------------

HOTELS AND LODGING                                                                  0.5%
      HARRAHS OPERATING CO., INC., 5.625%, 06/01/15                                            443,000         425,216
                                                                                                          -------------

                                                                                    % OF     SHARES OR
SECURITY DESCRIPTION                                                            INVESTMENTS  PAR VALUE          VALUE
--------------------                                                            -----------  ---------          -----
IMPORT/EXPORT                                                                       1.0%
      SWEDISH EXPORT CREDIT, 4.625%, 02/17/09                                                  895,000         882,573
                                                                                                          -------------

INSURANCE                                                                           1.0%
      ALLSTATE CORP., 5.35%, 6/1/33                                                            448,000         408,054
      MARSH & MCLENNAN, 7.125%, 06/15/09                                                       445,000         463,121
                                                                                                          -------------
                                                                                                               871,175
                                                                                                          -------------

MEDICAL EQUIPMENT AND SUPPLIES                                                      0.5%
      LABORATORY CORPORATION OF AMERICA, 5.625%, 12/15/15                                      385,000         378,761
                                                                                                          -------------

OIL & GAS EQUIPMENT/SERVICES                                                        0.5%
      MARATHON OIL CORP., 5.375%, 6/1/07                                                       430,000         430,538
                                                                                                          -------------

PRINTING & PUBLISHING                                                               0.3%
      NEWS AMERICA HOLDINGS, 8.15%, 10/17/36                                                   227,000         258,927
                                                                                                          -------------

RETAIL STORES                                                                       0.8%
      WAL-MART STORES, 6.875%, 8/10/09                                                         681,000         714,199
                                                                                                          -------------

REAL ESTATE                                                                         1.1%
      ERP OPERATING LP, 5.25%, 09/15/14                                                        456,000         442,890
      ISTAR FINANCIAL SFI, 5.15%, 03/01/12                                                     465,000         446,805
                                                                                                          -------------
                                                                                                               889,695
                                                                                                          -------------

TELECOMMUNICATIONS                                                                  3.4%
      AT&T CORP., 9.05%,11/15/11                                                               500,000         541,129
      AT&T WIRELESS, 8.125%, 5/1/12                                                            456,000         512,632
      BELLSOUTH CORPORATION, 6.875%, 10/15/31                                                  325,000         336,893
      BRITISH SKY BROADCASTING GROUP, 8.20%, 7/15/09                                           504,000         542,195
      CISCO SYSTEMS, INC., 5.50%, 02/22/16                                                     405,000         399,667
      VERIZON GLOBAL FUNDING CORP., 7.75%, 6/15/32                                             504,000         560,320
                                                                                                          -------------
                                                                                                             2,892,836
                                                                                                          -------------

TOTAL CORPORATE BONDS                                                                                       29,161,767
                                                                                                          -------------

ASSET BACKED SECURITIES - 5.7%
CREDIT CARD                                                                         1.1%
      MBNA CREDIT CARD MASTER NOTE TRUST, 4.30%, 2/15/11                                       965,000         946,658
                                                                                                          -------------

FINANCIAL SERVICES                                                                  4.6%
      CITIBANK CREDIT CARD INSURANCE TRUST, 5.30%, 3/15/18                                     930,000         918,618
      DETROIT EDISON SECURITIZATION FUNDING LLC, 6.19%, 3/1/13                                 254,000         262,193
      GE CAPITAL COMMERCIAL MORTGAGE CORP., 4.353%, 6/10/48                                    883,000         852,513
      PSE&G TRANSITION FUNDING LLC, 6.45%, 3/15/13                                             734,000         766,259
      VANDERBILT MORTGAGE FINANCE, 7.82%, 11/7/17                                                4,679           4,677
      VOLKSWAGEN AUTO LOAN ENHANCED TRUST, 4.86%, 02/20/09                                   1,115,000       1,104,495
                                                                                                          -------------
                                                                                                             3,908,755
                                                                                                          -------------

TOTAL ASSET BACKED SECURITIES                                                                                4,855,413
                                                                                                          -------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.5%
FINANCIAL SERVICES                                                                  4.5%
      BEAR STEARNS COMMERCIAL MORTGAGE SEC., 4.212%, 6/11/41                                   909,417         887,881
      BEAR STEARNS COMMERCIAL MORTGAGE SEC., 4.74%, 09/15/42                                   745,000         726,412
      CITIGROUP COMMERCIAL MORTGAGE TRUST, 4.391%, 05/15/43                                    872,665         853,754
      LB UBS COMMERCIAL MORTGAGE TRUST, 4.394%, 7/15/30                                        636,927         627,543
      MERRILL LYNCH MORTGAGE TRUST, 5.2447%, 11/12/37                                          745,000         731,811
                                                                                                          -------------
                                                                                                             3,827,401
                                                                                                          -------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                                    3,827,401
                                                                                                          -------------

TOTAL FIXED INCOME - 100% (Cost $87,215,623)                                                               $85,052,036
                                                                                                          =============


ACTIVA Schedule of Investments
VALUE FUND - 3/31/06 (Unaudited)

                                                                         % OF        SHARES OR
SECURITY DESCRIPTION                                                 INVESTMENTS     PAR VALUE            VALUE
--------------------                                                 -----------     ---------            -----
US TREASURY BILLS - 0.1%                                                 0.1%
      U.S. TREASURY BILL, DN, 06/08/06                                                 125,000          $123,979
                                                                                                  ---------------

TOTAL US TREASURY BILLS (Cost $123,948)                                                                  123,979
                                                                                                  ---------------

COMMON STOCKS - 99.9%
BANKING                                                                 17.1%
      BANK OF AMERICA CORP.                                                            173,012         7,878,967
      CITIGROUP, INC.                                                                  151,872         7,174,433
      COMERICA, INC.                                                                   *41,060         2,380,248
      INDYMAC BANCORP, INC.                                                             29,900         1,223,807
      US BANCORP                                                                        82,100         2,504,050
      UNIONBANCAL CORPORATION                                                           38,109         2,673,727
                                                                                                  ---------------
                                                                                                      23,835,232
                                                                                                  ---------------

BIOTECHNOLOGY                                                            1.1%
      MILLENNIUM PHARMACEUTICALS                                                      *149,100         1,507,401
                                                                                                  ---------------

BROADCASTING                                                             0.6%
      CLEAR CHANNEL COMM                                                                14,600           423,546
      UNIVISION COMMUNICATIONS-A                                                       *11,700           403,299
                                                                                                  ---------------
                                                                                                         826,845
                                                                                                  ---------------

BUILDING PRODUCTS                                                        0.4%
      RAYONIER, INC.                                                                    13,500           615,465
                                                                                                  ---------------

BUSINESS SERVICES                                                        1.1%
      FIRST DATA CORP.                                                                  32,500         1,521,650
                                                                                                  ---------------

COMMERCIAL SERVICES                                                      0.3%
      CENDANT CORP.                                                                     22,912           397,523
                                                                                                  ---------------

COMPUTER SOFTWARE                                                        1.3%
      MICROSOFT CORP.                                                                   67,300         1,831,233
                                                                                                  ---------------

CONSTRUCTION - DOMESTIC                                                  0.2%
      CENTEX CORPORATION                                                                 4,000           247,960
                                                                                                  ---------------

CONSTRUCTION - FOREIGN                                                   0.8%
      ACCENTURE LTD.                                                                    35,700         1,073,499
                                                                                                  ---------------

COSMETICS                                                                1.3%
      KIMBERLY-CLARK CORP.                                                              30,600         1,768,680
                                                                                                  ---------------

DEFENSE                                                                  0.6%
      GENERAL DYNAMICS                                                                  12,400           793,352
                                                                                                  ---------------

DIVERSIFIED                                                              0.6%
      PEPCO HOLDINGS, INC.                                                              33,800           770,302
                                                                                                  ---------------

ELECTRIC UTILITY                                                         1.2%
      FIRSTENERGY CORP.                                                                 12,300           601,470
      P G & E CORPORATION                                                               10,700           416,230
      WESTAR ENERGY, INC.                                                               29,800           620,138
                                                                                                  ---------------
                                                                                                       1,637,838
                                                                                                  ---------------

ELECTRONICS                                                              0.7%
      FREESCALE SEMICONDUCTOR B SHARES                                                 *16,300           452,651
      MOTOROLA, INC.                                                                    25,300           579,623
                                                                                                  ---------------
                                                                                                       1,032,274
                                                                                                  ---------------

                                                                         % OF        SHARES OR
SECURITY DESCRIPTION                                                 INVESTMENTS     PAR VALUE            VALUE
--------------------                                                 -----------     ---------            -----
ENERGY                                                                   1.7%
      PUGET ENERGY, INC.                                                                16,400           347,352
      XCEL ENERGY, INC.                                                                114,800         2,083,620
                                                                                                  ---------------
                                                                                                       2,430,972
                                                                                                  ---------------

ENTERTAINMENT                                                            2.4%
      CBS CORP. CL B SHARES                                                             31,850           763,763
      WALT DISNEY COMPANY                                                               30,900           861,801
      VIACOM, INC. CL B SHARES                                                         *42,950         1,666,460
                                                                                                  ---------------
                                                                                                       3,292,024
                                                                                                  ---------------

ENVIRONMENTAL SERVICES                                                   1.5%
      WASTE MANAGEMENT, INC.                                                            58,600         2,068,580
                                                                                                  ---------------

FINANCIAL SERVICES                                                       9.9%
      AMERICAN CAPITAL STRATIGIES                                                       24,100           847,356
      CAPITAL ONE FINANCIAL                                                             19,338         1,557,096
      CAPITALSOURCE, INC.                                                               37,200           925,536
      COUNTRYWIDE CREDIT IND., INC.                                                     27,220           998,974
      GOLDEN WEST FINANCIAL CORP.                                                        8,746           593,853
      GOLDMAN SACH GROUP, INC.                                                          20,700         3,249,072
      LEHMAN BROTHERS HOLDING                                                           15,600         2,254,668
      MERRILL LYNCH & CO.                                                               18,200         1,433,432
      STATE STREET CORP.                                                                24,600         1,486,578
      WASHINGTON MUTUAL, INC.                                                           11,400           485,868
                                                                                                  ---------------
                                                                                                      13,832,433
                                                                                                  ---------------

FOOD PROCESSING                                                          1.4%
      GENERAL MILLS, INC.                                                               39,000         1,976,520
                                                                                                  ---------------

HEALTH CARE                                                              2.1%
      MCKESSON HBOC, INC.                                                               55,000         2,867,150
                                                                                                  ---------------

HOME BUILDERS                                                            1.6%
      D.R. HORTON, INC.                                                                 35,733         1,187,050
      STANDARD-PACIFIC CORP.                                                            30,400         1,022,048
                                                                                                  ---------------
                                                                                                       2,209,098
                                                                                                  ---------------

INDUSTRIAL GOODS & SERVICES                                              0.5%
      COMMERCIAL METALS CO.                                                             11,700           625,833
                                                                                                  ---------------

INSURANCE                                                                7.6%
      ASSURANT, INC.                                                                    11,200           551,600
      HARTFORD FINANCIAL SERVICES GROUP                                                 25,300         2,037,915
      MBIA, INC.                                                                        23,912         1,437,828
      ST. PAUL COMPANIES                                                                62,601         2,616,096
      UNUMPROVIDENT CORP.                                                               28,600           585,728
      ACE LIMITED                                                                       54,200         2,818,942
      EVEREST REINSURANCE HOLDINGS                                                       6,400           597,568
                                                                                                  ---------------
                                                                                                      10,645,677
                                                                                                  ---------------

MANUFACTURING - MISCELLANEOUS                                            3.0%
      PARKER HANNIFIN CORP.                                                             13,300         1,072,113
      INGERSOLL-RAND CO. CL A                                                           73,800         3,084,102
                                                                                                  ---------------
                                                                                                       4,156,215
                                                                                                  ---------------

MEDICAL EQUIPMENT & SUPPLIES                                             0.4%
      CARDINAL HEALTH, INC.                                                              6,900           514,188
                                                                                                  ---------------

MERCHANDISING                                                            0.4%
      OMNICOM GROUP COM                                                                  6,200           516,150
                                                                                                  ---------------

METALS & MINING                                                          0.5%
      FREEPORT-MCMORAN COPPER                                                           10,900           651,493
                                                                                                  ---------------

OFFICE/BUSINESS EQUIPMENT & SUPPLIES                                     2.5%
      HEWLETT PACKARD                                                                   29,100           957,390

                                                                         % OF        SHARES OR
SECURITY DESCRIPTION                                                 INVESTMENTS     PAR VALUE            VALUE
--------------------                                                 -----------     ---------            -----
      I.B.M.                                                                            24,420         2,013,917
      PITNEY BOWES, INC.                                                                13,500           579,555
                                                                                                  ---------------
                                                                                                       3,550,862
                                                                                                  ---------------

OIL & GAS EXPLOR PROD & SER                                             16.6%
      CHESAPEAKE ENERGY CORPORATION                                                     24,400           766,404
      CHEVRON CORPORATION                                                               68,619         3,977,844
      CONOCOPHILLIPS                                                                    86,300         5,449,845
      DEVON ENERGY CORP.                                                                17,284         1,057,262
      EXXON MOBIL CORP.                                                                 96,264         5,858,627
      NISOURCE, INC.                                                                    80,000         1,617,600
      PETRO-CANADA                                                                      51,100         2,431,849
      VALERO ENERGY CORP.                                                               34,800         2,080,344
                                                                                                  ---------------
                                                                                                      23,239,775
                                                                                                  ---------------

PAPER PRODUCTS                                                           1.5%
      WEYERHAEUSER                                                                      29,771         2,156,314
                                                                                                  ---------------

PHARMACEUTICALS                                                          1.8%
      ABBOTT LABORATORIES                                                               29,000         1,231,630
      PFIZER, INC.                                                                      53,300         1,328,236
                                                                                                  ---------------
                                                                                                       2,559,866
                                                                                                  ---------------

RAILROADS                                                                2.6%
      CANADIAN NATIONAL RAILWAY                                                         79,942         3,619,774
                                                                                                  ---------------

RESTAURANTS                                                              0.3%
      MCDONALDS CORP.                                                                  *12,700           436,372
                                                                                                  ---------------

REAL ESTATE INVESTMENT TRUST                                             0.2%
      HRPT PROPERTIES TRUST                                                             29,700           348,678
                                                                                                  ---------------

TIRE & RUBBER                                                            0.2%
      GOODYEAR TIRE & RUBBER CO.                                                       *23,200           335,936
                                                                                                  ---------------

TOBACCO                                                                  3.8%
      ALTRIA GROUP, INC.                                                                52,825         3,743,180
      CAROLINA GROUP                                                                    32,200         1,522,094
                                                                                                  ---------------
                                                                                                       5,265,274
                                                                                                  ---------------

TRANSPORTATION & SHIPPING                                                0.1%
      UNITED PARCEL SERVICE, INC.                                                        2,600           206,388
                                                                                                  ---------------

TELECOMMUNICATIONS                                                      10.0%
      AT&T, INC.                                                                       175,800         4,753,632
      ALLTEL CORPORATION                                                                 3,200           207,200
      BELL SOUTH                                                                        39,500         1,368,675
      CENTURYTEL, INC.                                                                  45,600         1,783,872
      COMCAST CORP.  NEW CL A SHARES                                                   *53,200         1,391,712
      QWEST COMMUNICATIONS INTERNATIONAL, INC.                                         *61,300           416,840
      SPRINT NEXTEL CORP.                                                               95,332         2,463,379
      TIME WARNER                                                                       96,323         1,617,263
                                                                                                  ---------------
                                                                                                      14,002,573
                                                                                                  ---------------

TOTAL COMMON STOCKS - (Cost $120,752,594)                                                            139,367,399
                                                                                                  ---------------

TOTAL INVESTMENTS - 100% (Cost $120,876,542)                                                        $139,491,378
                                                                                                  ===============

*Non-dividend producing as of March 31, 2006

At March 31, 2006, the Fund's open future contracts were as follows:

Number of            Opening                               Face        Market
Contracts         Contract Type                            Amount       Value
--------------------------------------------------------------------------------
     33    Standard & Poor's 500 Emini Future, 6/17/06   $2,133,017   $2,150,445

ACTIVA Schedule of Investments
GROWTH FUND - 3/31/06 (Unaudited)

                                                                               % OF       SHARES OR
SECURITY DESCRIPTION                                                     INVESTMENTS      PAR VALUE             VALUE
COMMON STOCKS - 100%
AEROSPACE                                                                      2.1%
      HONEYWELL INTERNATIONAL, INC.                                                          11,600           $496,132
                                                                                                        ---------------

APPAREL                                                                        1.4%
      POLO RALPH LAUREN CORPORATION                                                           5,700            345,477
                                                                                                        ---------------

BEVERAGES - DOMESTIC                                                           2.7%
      PEPSICO, INC.                                                                          11,300            653,027
                                                                                                        ---------------

BUSINESS SERVICES                                                              2.2%
      EBAY, INC.                                                                            *13,400            523,404
                                                                                                        ---------------

COMMUNICATIONS EQUIPMENT                                                       1.9%
      AMERICAN TOWER CORPORATION                                                             *8,500            257,720
      NII HOLDINGS, INC.                                                                      1,046             61,683
      QUALCOMM, INC.                                                                          2,600            131,586
                                                                                                        ---------------
                                                                                                               450,989
                                                                                                        ---------------

COMPUTER SOFTWARE                                                              6.4%
      ADOBE SYSTEMS, INC.                                                                    *8,900            310,788
      MICROSOFT CORP.                                                                        45,420          1,235,878
                                                                                                        ---------------
                                                                                                             1,546,666
                                                                                                        ---------------

DRUGS                                                                          2.1%
      MEDIMMUNE                                                                               7,000            256,060
      NOVARTIS AG - ADR                                                                      *4,510            250,034
                                                                                                        ---------------
                                                                                                               506,094
                                                                                                        ---------------

DEFENSE                                                                        1.8%
      GENERAL DYNAMICS                                                                        6,600            422,268
                                                                                                        ---------------

DIVERSIFIED                                                                    1.9%
      TEXTRON, INC.                                                                           4,800            448,272
                                                                                                        ---------------

ELECTRIC UTILITY                                                               5.8%
      CONSOL ENERGY, INC.                                                                     9,700            719,352
      GENERAL ELECTRIC & CO.                                                                 19,294            671,045
                                                                                                        ---------------
                                                                                                             1,390,397
                                                                                                        ---------------

ELECTRONICS                                                                    6.3%
      EMC CORP/MASS                                                                         *59,400            809,622
      HARMAN INTERNATIONAL INDUSTRIES                                                         2,500            277,825
      PMC - SIERRA, INC.                                                                    *23,200            285,128
      MARVELL TECHNOLOGY GROUP LTD.                                                           2,600            140,660
                                                                                                        ---------------
                                                                                                             1,513,235
                                                                                                        ---------------

FINANCIAL SERVICES                                                            11.8%
      AMERICAN EXPRESS COMPANY                                                               10,140            532,857
      CHICAGO MERCANTILE EXCHANGE                                                               625            279,688
      FRANKLIN RESOURCES, INC.                                                                3,447            324,845
      GOLDMAN SACH GROUP, INC.                                                                1,700            266,832
      MORGAN STANLEY DEAN WITTER DISCOVERY                                                    4,000            251,280
      SLM CORP.                                                                               9,300            483,042
      CONSUMER STAPLES SELECT SECTOR SPDR FUND                                               29,500            696,200
                                                                                                        ---------------

                                                                               % OF       SHARES OR
SECURITY DESCRIPTION                                                     INVESTMENTS      PAR VALUE             VALUE
                                                                                                             2,834,744
                                                                                                        ---------------

FOOD PRODUCTS                                                                  0.5%
      WHOLE FOODS MARKET, INC.                                                                1,900            126,236
                                                                                                        ---------------

INDUSTRIAL GOODS & SERVICES                                                    2.2%
      CORNING, INC.                                                                         *19,900            535,509
                                                                                                        ---------------

INTERNET CONTENT                                                               4.0%
      GOOGLE, INC. CL A                                                                      *1,290            503,100
      YAHOO!, INC.                                                                          *14,200            458,092
                                                                                                        ---------------
                                                                                                               961,192
                                                                                                        ---------------

INVESTMENT COMPANY                                                             1.0%
      LEGG MASON, INC.                                                                        2,000            250,660
                                                                                                        ---------------

MACHINERY & EQUIPMENT                                                          1.6%
      COOPERS INDUSTRIES, INC.                                                                4,400            382,360
                                                                                                        ---------------

MANUFACTURING-CAPITAL GOODS                                                    2.3%
      DANAHER CORP.                                                                           8,800            559,240
                                                                                                        ---------------

MEDICAL EQUIPMENT & SUPPLIES                                                   7.3%
      ADVANCED MEDICAL OPTICS, INC.                                                          *5,500            256,520
      ALLERGAN, INC.                                                                          3,355            364,018
      JOHNSON & JOHNSON                                                                       8,010            474,352
      ST. JUDE MEDICAL, INC.                                                                *12,900            528,900
      STRYKER CORP.                                                                           2,800            124,152
                                                                                                        ---------------
                                                                                                             1,747,942
                                                                                                        ---------------

MEDICAL SERVICES                                                               0.7%
      MEDTRONIC, INC.                                                                         3,500            177,625
                                                                                                        ---------------

METAL-ALUMINUM                                                                 0.9%
      WELLPOINT, INC.                                                                        *2,800            216,804
                                                                                                        ---------------

OFFICE/BUSINESS EQUIPMENT & SUPPLIES                                           4.3%
      APPLE COMPUTER                                                                         *5,300            332,416
      HEWLETT PACKARD                                                                        21,000            690,900
                                                                                                        ---------------
                                                                                                             1,023,316
                                                                                                        ---------------

OIL & GAS EXPLOR PROD & SER                                                    5.2%
      NEWFIELD EXPLORATION CO.                                                               *4,900            205,310
      SCHLUMBERGER LTD.                                                                       3,600            455,652
      GLOBALSANTAFE CORP.                                                                     9,700            589,275
                                                                                                        ---------------
                                                                                                             1,250,237
                                                                                                        ---------------

PHARMACEUTICALS                                                               10.3%
      AMYLIN PHARMACEUTICALS, INC.                                                           *6,900            337,755
      CAREMARK RX, INC.                                                                      *4,600            226,228
      GENZYME CORPORATION                                                                    *4,800            322,656
      ELI LILLY & CO.                                                                         4,400            243,320
      MEDCO HEALTH SOLUTIONS                                                                 *4,600            263,212
      MERCK & COMPANY, INC.                                                                  15,400            542,542
      MONSANTO COMPANY                                                                        4,942            418,835
      SHIRE PHARMACEUTICALS GROUP                                                            *2,600            120,874
                                                                                                        ---------------
                                                                                                             2,475,422
                                                                                                        ---------------

                                                                               % OF       SHARES OR
SECURITY DESCRIPTION                                                     INVESTMENTS      PAR VALUE             VALUE
RESTAURANTS                                                                    0.8%
      THE CHEESECAKE FACTORY, INC.                                                           *5,100            190,995
                                                                                                        ---------------

RETAIL STORES                                                                  6.8%
      CVS CORP.                                                                              17,100            510,777
      CHICO'S FAS, INC.                                                                      *8,300            337,312
      COACH, INC.                                                                            *5,540            191,573
      STAPLES, INC.                                                                          *9,250            236,060
      WALGREEN CO.                                                                            8,300            357,979
                                                                                                        ---------------
                                                                                                             1,633,701
                                                                                                        ---------------

TECHNOLOGY-SOFTWARE                                                            1.3%
      SALESFORCE.COM, INC.                                                                   *8,800            319,704
                                                                                                        ---------------

TELECOMMUNICATIONS                                                             4.4%
      BROADCOM CORP. CL- A                                                                   *5,550            239,538
      COGNIZANT TECHNOLOGY SOLUTIONS CORPORATIONS                                            *6,600            392,634
      FREESCALE SEMICONDUCTOR-A                                                             *15,500            431,055
                                                                                                        ---------------
                                                                                                             1,063,227
                                                                                                        ---------------

TOTAL COMMON STOCKS (Cost $21,061,134)                                                                      24,044,875
                                                                                                        ---------------

WARRANTS                                                                       0.0%
      LUCENT TECH WARRANT EXPIRES 12/10/07                                                     *514                321
                                                                                                        ---------------

TOTAL WARRANTS (Cost $0)                                                                                           321
                                                                                                        ---------------

TOTAL INVESTMENTS - 100% (Cost $21,061,134)                                                                $24,045,196
                                                                                                        ===============

*Non-dividend producing as of March 31, 2006

ACTIVA Schedule of Investments
INTERNATIONAL FUND - 3/31/06 (Unaudited)

                                                                           % OF          SHARES OR
SECURITY DESCRIPTION                                                INVESTMENTS          PAR VALUE              VALUE
COMMON STOCKS - 100%
AEROSPACE                                                                  1.8%
      THALES SA                                                                            *15,400            $684,639
                                                                                                        ---------------

APPAREL                                                                    1.8%
       WACOAL HOLDINGS CORPORATION                                                         *49,000             666,213
                                                                                                        ---------------

BREWERY                                                                    2.2%
      KIRIN BREWERY CO. LTD.                                                                61,000             830,404
                                                                                                        ---------------

CABLE TV                                                                   3.6%
      PREMIERE AG                                                                          *75,500           1,344,800
                                                                                                        ---------------

COAL                                                                       1.6%
      XSTRATA PLC                                                                          *18,500             598,734
                                                                                                        ---------------

CONSUMER GOODS & SERVICES                                                  3.2%
      FUJI PHOTO FILM                                                                      *36,100           1,205,583
                                                                                                        ---------------

COSMETICS                                                                  1.9%
      SHISEIDO LTD. ORD                                                                    *38,000             707,172
                                                                                                        ---------------

DRUGS                                                                      3.4%
      DAIICHI SANKYO CO. LTD.                                                              *55,500           1,266,294
                                                                                                        ---------------

ELECTRIC UTILITY                                                           4.3%
      ELECTRICIDADE DE PORTUGAL SA                                                        *211,900             831,897
      KOREA ELECTRIC POWER CORP. - SPONSORED ADR                                           *36,000             777,600
                                                                                                        ---------------
                                                                                                             1,609,497
                                                                                                        ---------------

ELECTRONICS                                                                2.0%
      NEC ELECTRONICS CORPORATION                                                          *18,100             736,735
                                                                                                        ---------------

ENERGY
      SUNCOR ENERGY, INC.                                                  1.6%              7,590             584,582
                                                                                                        ---------------

FINANCIAL SERVICES                                                         3.1%
      TAKEFUJI CORP.                                                                       *18,050           1,136,561
                                                                                                        ---------------

FOOD PRODUCTS                                                              3.7%
      NORTHERN FOODS PLC                                                                   211,990             359,062
     J SAINSBURY PLC                                                                       175,600           1,014,297
                                                                                                        ---------------
                                                                                                             1,373,359
                                                                                                        ---------------

FOREST PRODUCTS                                                            3.5%
      STORA ENSO OYJ 'R' SHRS (FIN)                                                        *83,400           1,283,403
                                                                                                        ---------------

HOME BUILDERS                                                              2.2%
      SEKISUI HOUSE LTD.                                                                   *54,000             805,778
                                                                                                        ---------------

INSURANCE                                                                  1.1%
      AEGON (NLG)                                                                          *22,751             420,952
                                                                                                        ---------------

MANUFACTURING-CAPITAL GOODS                                                2.1%
      MAGNA INTERNATIONAL, INC. CL A                                                        10,400             787,176
                                                                                                        ---------------

MATERIALS                                                                  2.0%
      ALUMINA LTD.                                                                         140,100             742,999
                                                                                                        ---------------

                                                                           % OF          SHARES OR
SECURITY DESCRIPTION                                                INVESTMENTS          PAR VALUE              VALUE
METALS & MINING                                                            7.8%
      ANGLOGOLD ASHANTI-SPON ADR                                                            16,400             887,568
      LONMIN PLC                                                                            20,300             939,110
      IVANHOE MINES LTD.                                                                   *47,550             457,907
      IMPALA PLATINUM HOLDINGS                                                               2,550             482,617
      APEX SILER MINES LTD.                                                                  5,600             133,000
                                                                                                        ---------------
                                                                                                             2,900,202
                                                                                                        ---------------

MINERALS                                                                   3.4%
      ANGLO AMERICAN                                                                       *22,800             878,507
      LIHIR GOLD LIMITED                                                                  *207,700             396,899
                                                                                                        ---------------
                                                                                                             1,275,406
                                                                                                        ---------------

NATURAL RESOURCES                                                          3.3%
      AREVA - CI                                                                            *1,880           1,230,113
                                                                                                        ---------------

OIL & GAS EXPLOR PROD & SER                                                6.2%
      ENTE NAZIONALE IDROC (ITL)                                                           *40,800           1,160,785
      ROYAL DUTCH SHELL ADR-B                                                               17,685           1,152,178
                                                                                                        ---------------
                                                                                                             2,312,963
                                                                                                        ---------------

PRINTING & PUBLISHING                                                      2.9%
      DAI NIPPON PRINTING CO. LTD.                                                         *59,000           1,067,896
                                                                                                        ---------------

PRECIOUS METALS                                                            4.2%
      BARRICK GOLD CORP.                                                                   *56,363           1,535,328
                                                                                                        ---------------

RAILROADS                                                                  2.0%
      CENTRAL JAPAN RAILWAY CO.                                                                *74             729,436
                                                                                                        ---------------

TECHNOLOGY-SOFTWARE                                                        2.0%
      MISYS PLC                                                                           *189,200             737,881
                                                                                                        ---------------

TOYS                                                                       2.2%
      NINTENDO                                                                              *5,500             822,570
                                                                                                        ---------------

TRANSPORTATION & SHIPPING                                                  1.1%
      TNT NV                                                                               *11,450             396,378
                                                                                                        ---------------

TELECOMMUNICATIONS                                                        17.2%
      VODAFONE                                                                             353,000             738,943
      CHUNGHWA TELECOM CO. ADR                                                             *81,370           1,594,038
      KT CORPORATION                                                                        62,910           1,339,983
      NIPPON TELEGRAPH & TELEPHONE CORP. ADR                                                31,300             674,515
      TELECOM ITALIA                                                                      *414,550           1,103,823
      BELGACOM SA                                                                          *29,750             951,305
                                                                                                        ---------------
                                                                                                             6,402,607
                                                                                                        ---------------

WATER UTILITY                                                              2.6%
      UNITED UTILITIES                                                                      80,900             969,018
                                                                                                        ---------------

TOTAL COMMON STOCKS (Cost $32,390,735)                                                                      37,164,679
                                                                                                        ---------------

TOTAL INVESTMENTS - 100% (Cost $32,390,735)                                                                $37,164,679
                                                                                                        ===============

*Non-dividend producing as of March 31, 2006

At March 31, 2006 the breakdown by country was:
                                      % OF MARKET                     ACTUAL
Country                                  Value                     MARKET VALUE
-------                                  -----                     ------------
Australia                                     2.0%                     $742,999
Belgium                                       2.6%                      951,305
Canada                                        7.8%                    2,907,086
Cayman Islands                                0.4%                      133,000
Finland                                       3.4%                    1,283,404
France                                        5.1%                    1,914,752
Germany                                       3.6%                    1,344,800
Italy                                         6.1%                    2,264,607
Japan                                        28.7%                   10,649,158
Republic of Korea                             5.7%                    2,117,583
Netherlands                                   2.2%                      817,330
Papua New Guinea                              1.1%                      396,899
Portugal                                      2.2%                      831,897
South Africa                                  3.7%                    1,370,185
Taiwan                                        4.3%                    1,594,038
United Kingdom                               19.9%                    7,387,729
United States                                 1.2%                      457,907
                                     --------------              ---------------
                                            100.0%                  $37,164,679
                                     ==============              ===============

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Activa Mutual Fund Trust
            -----------------------------------------------------------

By (Signature and Title)* /s/ Allan D. Engel
                         ----------------------------------------------
                          Allan D. Engel
                          President, Principal Executive Officer and
                          Principal Financial Officer

Date     May 9, 2006
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*
                         ----------------------------------------------


Date
    -------------------------------------------------------------------

By (Signature and Title)*
                         ----------------------------------------------


Date
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.